CASH FLOW – OTHER ITEMS	6 Months Ended
Jun. 30, 2022
Cash flow statement [Abstract]
Cash Flow - Other Items	Cash Flow - Other Items

Operating Cash Flows – Other Items	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
Adjustments for non-cash income statement items:
Loss (gain) on non-hedge derivatives	$—	$2	($7)	$1
Loss (gain) on warrant investments at FVPL	(2)	5	(4)	10
Share-based compensation expense (recovery)	(6)	23	29	36
Change in estimate of rehabilitation costs at closed mines	(128)	6	(125)	29
Insurance proceeds related to NGM	22	—	—	—
Inventory impairment charges	24	—	24	8
Change in other assets and liabilities	(3)	(82)	(18)	(104)
Settlement of share-based compensation	(1)	—	(46)	(44)
Settlement of rehabilitation obligations	(32)	(30)	(56)	(52)
Other operating activities	($126)	($76)	($203)	($116)
Cash flow arising from changes in:
Accounts receivable	$41	($29)	$68	$6
Inventory	(40)	(97)	(80)	(111)
Other current assets	(68)	(75)	(172)	(82)
Accounts payable	42	28	17	(73)
Other current liabilities	(9)	(24)	2	11
Change in working capital	($34)	($197)	($165)	($249)